Borrowings (Details) ฿ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 THB (฿)	Jun. 30, 2021 THB (฿)
Borrowings [Abstract]
Borrowings description	The Company maintains borrowings with one financial institution. The borrowings are used for working capital purposes to support its business operations in Thailand. Those borrowings carry interest at the rates varying from 2% to 5.47% per annum. The borrowings mature on various dates from August 13, 2022 to April 7, 2025.
Interest expense	$ 33,745	$ 22,212
Unused bank overdraft	$ 283,000	312,000	฿ 10	฿ 10
Unused trust receipts		$ 1,560,000		฿ 50